THE
                                   WALL
                                   STREET
                                   FUND inc.





                               SEMI-ANNUAL REPORT
                                 June 30, 2000

                         A diversified mutual fund that
                          invests in common stocks of
                           growth-oriented companies.



                           THE WALL STREET FUND, INC.
                            SCHEDULE OF INVESTMENTS
                          JUNE 30, 2000 -- (UNAUDITED)

                                                                      MARKET
     SHARES                                                           VALUE
     ------                                                           -----
                COMMON STOCKS - 95.93%
                AEROSPACE - 1.03%
      5,000     Lockheed Martin Corp. ...........................    $   124,062
      1,500+    L-3 Communications ..............................         85,652
      1,000     Northrop Grumman ................................         66,250
                                                                     -----------
                                                                         275,964
                                                                     -----------

                AUDIO/VIDEO EQUIPMENT - 0.95%
      1,000+    Matsushita Electric Industrial Co. Ltd. ADR .....        257,000
                                                                     -----------

                BANKS - 0.46%
      5,000     Summit Bancorp ..................................        123,125
                                                                     -----------

                BIOTECHNOLOGY - 13.10%
      8,000+    Biochem Pharma Inc. .............................        196,750
      8,000+    Chiron Corp. ....................................        380,000
      5,000+    Corixa Corp. ....................................        215,000
      8,000+    Elan Corp. PLC-ADR ..............................        387,500
      3,000+    Gene Logic Inc. .................................        107,156
      8,000+    Genzyme Corp. ...................................        476,250
      1,000+    Human Genome Sciences Inc. ......................        133,344
      2,000+    Immunex Corp. ...................................         98,938
      3,000+    Incyte Pharmaceutics Inc. .......................        246,469
     10,000+    Martek Biosciences Corp. ........................        185,937
      5,000+    Sepracor Inc. ...................................        603,125
      4,000+    Transkaryotic Therapies Inc. ....................        146,875
      5,000+    Trimeris Inc. ...................................        349,844
                                                                     -----------
                                                                       3,527,188
                                                                     -----------

                COMMUNICATION EQUIPMENT - 2.06%
      3,000+    DSP Group Inc. ..................................        169,687
      1,500+    Juniper Networks Inc. ...........................        218,297
      1,500+    Sycamore Networks ...............................        165,609
                                                                     -----------
                                                                         553,593
                                                                     -----------

                COMPUTER HARDWARE - 0.94%
      1,000+    Hitachi Ltd. ADR ................................        144,125
      1,200+    Sun Microsystems ................................        109,163
                                                                     -----------
                                                                         253,288
                                                                     -----------

                CONGLOMERATES - 0.57%
      8,000     Raytheon Company Class B ........................        154,000
                                                                     -----------

                DRUGS - 0.53%
      3,000     Pfizer Inc. .....................................        144,000
                                                                     -----------

                ELECTRONICS - 0.53%
      5,000     Frequency Electronics Inc. ......................        143,125
                                                                     -----------

                ENERGY - 1.27%
     20,000+    Petroleum Geo- ADR ..............................        341,250
                                                                     -----------

                ENTERTAINMENT - 1.18%
      6,000+    Pixar ...........................................        211,688
      8,000+    Zomax Inc. ......................................        104,750
                                                                     -----------
                                                                         316,438
                                                                     -----------

                FINANCIAL SERVICES - 1.23%
      2,000+    CMGI Inc. .......................................         91,562
      3,200+    Orix Corporation ................................        240,600
                                                                     -----------
                                                                         332,162
                                                                     -----------
                FOOD SERVICES - 1.25%
      8,000     Sysco Corp. .....................................        337,000
                                                                     -----------

                HEALTH CARE - 4.08%
     25,000+    Caremark RX Inc. ................................        170,312
      5,000+    First Health Group Corp. ........................        165,000
      2,000     Johnson & Johnson ...............................        203,750
      5,000+    Millennium Pharmaceuticals Inc. .................        559,219
                                                                     -----------
                                                                       1,098,281
                                                                     -----------

                INSURANCE - 0.87%
      2,000     American International Group Inc. ...............        235,000
                                                                     -----------

                METALS & MINING - 0.40%
      5,000     Newmont Mining ..................................        108,125
                                                                     -----------

                MACHINERY - 2.24%
     60,000+    Flow Intl. Corp. ................................        603,750
                                                                     -----------

                MEDICAL TECHNOLOGY - 1.10%
      5,000+    Alza Corp. ......................................        295,625
                                                                     -----------

                OFFICE EQUIPMENT - 3.53%
      5,000     Dell Computers Corp. ............................        246,719
      6,000+    EMC Corp. .......................................        461,625
      3,000+    Network Appliance Inc. ..........................        241,406
                                                                     -----------
                                                                         949,750
                                                                     -----------

                PHOTOGRAPHY - 0.94%
      2,500+    Canon Inc. ADR ..................................        126,406
      3,000+    Fuji Photo Film ADR .............................        127,125
                                                                     -----------
                                                                         253,531
                                                                     -----------

                PUBLISHING/ VIDEO/ BROADCAST - 2.65%
      5,000     Comcast Corp - Class A Special ..................        202,656
     10,000+    Infinity Broadcast Corp. ........................        364,375
      3,000     The EW Scrips, Class A ..........................        147,750
                                                                     -----------
                                                                         714,781
                                                                     -----------

                RETAIL - 5.06%
      4,000+    Bed Bath & Beyond Inc. ..........................        144,875
     11,000     Home Depot Inc. .................................        549,313
      7,500     Tiffany & Co. ...................................        506,250
      5,000     Walgreen Co. ....................................        160,938
                                                                     -----------
                                                                       1,361,376
                                                                     -----------

                SEMICONDUCTORS - 18.12%
      6,000+    Analog Devices Inc. .............................        456,000
        500+    Broadcom Corp. Cl A .............................        109,469
      4,000     Intel Corp. .....................................        534,625
      1,000+    Kyocera Corp. ADR ...............................        171,812
     10,000+    Rambus Inc. .....................................      1,030,000
      5,000+    RF Micro Devices Inc. ...........................        437,813
      1,000+    SDL Inc. ........................................        285,219
      5,000+    Taiwan Semiconductors Mfg Co. ADR ...............        193,750
      6,000     Texas Instruments Inc. ..........................        412,125
      9,000+    Transwitch Corp. ................................        694,969
      7,500+    Vitesse Semi-Conductor Corp. ....................        551,953
                                                                     -----------
                                                                       4,877,735
                                                                     -----------

                SERVICES - 6.64%
      8,000     America Online Inc. .............................        422,000
     10,000+    CCC Information Services Group Inc. .............        105,625
     10,500     Cintas Corp. ....................................        383,906
      2,000+    Lernout & Hauspie Speech ........................         88,062

                                                                          Page 1

                       See notes to financial statements.



                           THE WALL STREET FUND, INC.
                             SCHEDULE OF INVESTMENTS
                          JUNE 30, 2000 -- (UNAUDITED)

                                                                      MARKET
     SHARES                                                           VALUE
     ------                                                           -----


     10,000+    Marchfirst Inc. .................................    $   182,813
     30,000+    Spacehab Inc. ...................................        140,625
     10,000+    V-ONE Corporation ...............................         49,531
      5,000+    Worldcom Inc. ...................................        229,531
      1,500+    Yahoo Inc. ......................................        185,859
                                                                     -----------
                                                                       1,787,952
                                                                     -----------

                SOFTWARE - 18.67%
     25,000+    Aremissoft Corp. ................................        777,344
      1,000+    Ariba Inc. ......................................         98,062
     25,000+    Avant Corp. .....................................        467,187
      4,000+    Bea Systems .....................................        197,625
     10,000+    Bottomline Technologies .........................        339,375
     12,000+    EPIQ Systems Inc. ...............................        128,250
     20,000+    Excelon Corporation .............................        158,437
      1,000+    Inktomi Corp. ...................................        118,281
      5,000+    Mapinfo Corp. ...................................        205,000
      7,000+    New Era of Networks Inc. ........................        297,281
      6,000+    Rational Software Corp. .........................        557,438
      7,500+    RSA Security Inc. ...............................        520,781
      2,000+    Siebel Systems Inc. .............................        327,188
      3,225+    Verisign Inc. ...................................        568,709
      7,000+    Verity Inc. .....................................        266,000
                                                                     -----------
                                                                       5,026,958
                                                                     -----------

                TELECOMMUNICATIONS - 6.53%
      1,500+    China Telecom ADR ...............................        266,719
      3,000+    Ciena Corp. .....................................        499,969
      5,500+    Cisco Systems Inc. ..............................        349,422
      6,000+    Nextel Communications Inc. ......................        366,938
      1,200+    Proxim Inc. .....................................        119,025
      5,000+    Telaxis Communications Corp. ....................        156,094
                                                                     -----------
                                                                       1,758,167
                                                                     -----------

                TOTAL COMMON STOCKS
                (Cost $14,316,419) ..............................     25,829,164
                                                                     -----------

Principal                                                              Market
Amount                                                                 Value
------                                                                 -----
                CONVERTIBLE BONDS - 2.23%
   $800,000     Executone Information Systems, 7.50%,  03/15/2011
                   (Cost $348,464) ..............................        600,000
                                                                     -----------

                TOTAL INVESTMENTS
                   (Cost $14,664,883) ............ 98.16% .......     26,429,164

                OTHER ASSETS LESS LIABILITIES ...   1.84% .......        495,549
                                                  ------             -----------
                TOTAL NET ASSETS ................ 100.00% .......    $26,924,713
                                                  ======             ===========

        At June 30, 2000, the cost for federal tax purposes is $14,686,967.
Gross unrealized appreciation and depreciation of securities are as follows:

                Gross unrealized appreciation ...................  $ 12,069,367
                Gross unrealized depreciation ...................      (327,170)
                                                                   ------------
                Net unrealized appreciation .....................  $ 11,742,197
                                                                   ============

 + Non-income producing security.



                       See notes to financial statements.





                           THE WALL STREET FUND, INC.
                       STATEMENT OF ASSETS AND LIABILITIES
                          JUNE 30, 2000 -- (UNAUDITED)

ASSETS:
Investments in securities, at value
        (cost $14,664,883)  (Note 1) .....................         $ 26,429,164
Cash .....................................................              689,321
Receivables:
        Investment securities sold ...........$    397,414
        Fund shares sold .....................       4,192
        Interest and dividends ...............      23,867
                                              ------------
                                                                        425,473
Other assets .............................................               15,143
                                                                   ------------
        Total Assets .....................................           27,559,101

LIABILITIES:
Payables:
        Investment advisory fee ..............      16,443
        Investment securities purchased ......     602,228
        Accrued expenses .....................      15,717
                                              ------------

        Total Liabilities ................................              634,388
                                                                   ------------
                Net Assets ...............................         $ 26,924,713
                                                                   ============

Net Assets Consist of:
        Paid in capital ..................................         $ 10,181,121
        Unrealized appreciation on
                investments ..............................           11,764,281
        Accumulated net realized gain
                on investments ...........................            5,069,793
        Accumulated net investment loss ..................              (90,482)
                                                                   ------------
                Net Assets ...............................         $ 26,924,713
                                                                   ============

Net asset value and
        redemption price per share
        ($26,924,713/1,772,504 shares
        outstanding) (Note 4) ............................         $      15.19
                                                                   ============

Maximum offering price per share
        (100/96 of $15.19) ...............................         $      15.82
                                                                   ============


                       See notes to financial statements.

                           THE WALL STREET FUND, INC.
                             STATEMENT OF OPERATIONS
                          JUNE 30, 2000 -- (UNAUDITED)
                     FOR THE SIX MONTHS ENDED JUNE 30, 2000
                                  (UNAUDITED)



INVESTMENT INCOME:
Income:
        Dividends ...........................................       $    37,690
        Interest ............................................            60,944
                                                                    -----------
Total income ................................................            98,634
                                                                    -----------

Expenses:
        Investment adviser fees (Note 3) ....................            96,950
        Accounting services (Note 3) ........................            24,500
        Professional fees ...................................            12,116
        Directors fees and expenses .........................            15,064
        Transfer agent fees and
                dividend paying expenses (Note 3) ...........            14,088
        Custodian fees ......................................             8,629
        Registration fees ...................................             7,000
        Reports to shareholders .............................             5,283
        Miscellaneous .......................................             5,486
                                                                    -----------
Total Expenses ..............................................           189,116
                                                                    -----------
Net investment loss .........................................           (90,482)
                                                                    -----------

NET REALIZED AND UNREALIZED GAINS
ON INVESTMENTS
Net realized gains from
        investment transactions .............................         5,097,981
Net decrease in unrealized
        appreciation of investments .........................          (113,478)
                                                                    -----------
Net realized and unrealized gains
        on investments ......................................         4,984,503
                                                                    -----------
Net increase in net assets
        resulting from operations ...........................       $ 4,894,021
                                                                    ===========



                           THE WALL STREET FUND, INC.
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                For the            For the
                                            six months ended      year ended
                                             June 30, 2000     December 31, 1999
                                             -------------     -----------------
                                              (Unaudited)

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
Net investment loss ........................     $    (90,482)     $   (184,522)
Net realized gains from
        investment transactions ............        5,097,981         3,928,244
Net increase (decrease) in unrealized
        appreciation of investments ........         (113,478)        5,284,830
                                                 ------------      ------------
Net increase in net assets
        resulting from operations ..........        4,894,021         9,028,552

Distributions to shareholders from:
        Net realized gains from
        investment transactions
        ($0.00 and $2.59 per share,
        respectively) ......................                0        (3,751,785)
Net capital share transactions
        (Note 4) ...........................          (87,361)       (1,478,136)
                                                 ------------      ------------
Total increase in net assets ...............        4,806,660         3,798,631

NET ASSETS:
Beginning of period ........................       22,118,053        18,319,422
                                                 ------------      ------------

End of period ..............................     $ 26,924,713      $ 22,118,053
                                                 ============      ============


                       See notes to financial statements.
                                                                          Page 3

                           THE WALL STREET FUND, INC.
                          NOTES TO FINANCIAL STATEMENTS
                          JUNE 30, 2000 -- (UNAUDITED)

(1)     SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The primary objective of the Fund is growth of capital. To achieve this objective the Fund normally invests in common stocks, which, in the opinion of the investment adviser offer prospects of sustained growth. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(A) SECURITIES VALUATIONS - The fair value of investments is based on the published last sale prices on national securities exchanges, or, in the absence of recorded sales, at the mean between the closing bid and asked prices on such exchanges or over-the-counter. When market quotations are not readily available securities will be valued at fair value as determined in good faith by the Fund's Board of Directors.

(B) FEDERAL INCOME TAXES - No provision for federal income taxes has been made in the accompanying financial statements, since the Fund intends to continue to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to its shareholders substantially all of its net investment income and net realized gains on investments.

(C) OTHER - Security transactions are accounted for on the date securities are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The net realized gains and losses are determined on the identified cost basis. The Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles.

(2)     PURCHASES AND SALES OF SECURITIES:
Purchases and sales of investment securities, other than short-terms, during the six months ended June 30, 2000 aggregated $14,162,819 and $14,785,986, respectively.


(3)     INVESTMENT ADVISORY FEES AND OTHER:
The advisory agreement provides for advisory fees of 1/16 of 1% monthly (equivalent to 3/4 of 1% per annum) of the first $125,000,000 of average net assets of the Fund. The present advisory agreement also provides for the adviser to reimburse the Fund for any expenses (including the advisory fee but excluding taxes, interest and brokerage fees and extraordinary expenses incurred in connection with any matter not in the ordinary course of business of the Fund) over 2% of the first $10,000,000, 1 1/2% of the next $20,000,000 and 1% of any balance of the average daily net asset value.

For the six months ended June 30, 2000, Wall Street Management Corporation
(WSMC) earned investment advisory fees of $96,950 with no reimbursment to the Fund for expenses.

The adviser also serves as the Fund's principal underwriter. For the six months ended June 30, 2000, WSMC received $81 as its portion of the sales charge on sales of shares of the Fund. Certain of the officers and directors of the Fund are officers and directors of WSMC.

The Fund has arranged for American Data Services, Inc., of which the Fund's Secretary and Treasurer is an officer, to prepare the accounting records and perform administrative and transfer agent services for the Fund. Costs incurred totaled $38,588 for the six months ended June 30, 2000.

(4) CAPITAL STOCK:
At June 30, 2000, there were 5,000,000 shares of $1 par value capital stock authorized. Transactions in capital stock during the six months ended June 30, 2000 and the year ended December 31, 1999 were as follows:


                               For the six months ended
                                   June 30, 2000                       1999
                               ------------------------      ----------------------
                                     (Unaudited)
                                 Shares       Amount          Shares       Amount
                                 ------       ------          ------       ------
Shares sold .............        74,864      1,113,209        130,096    $ 1,390,145
Shares issued for
        reinvestment of
        distribution from
        realized gains ..             0              0        321,220      3,610,507
Shares redeemed .........       (81,499)    (1,200,570)      (622,149)    (6,478,788)
                                -------     ----------       --------    -----------
Net (decrease) ..........        (6,635)       (87,361)      (170,833)   ($1,478,136)
                                =======     ==========       ========    ===========



FINANCIAL HIGHLIGHTS
(FOR A FUND SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



                                                Six months ended                           Year Ended December 31,
                                                   June 30,     ------------------------------------------------------------------
                                                    2000         1999        1998       1997          1996        1995       1994
                                                 ---------------
                                                 (Unaudited)

Net asset value, beginning of period ..............   $12.43    $ 9.39      $ 7.34      $ 7.96       $ 8.19      $ 7.42     $ 8.03
                                                      ------    ------      ------      ------       ------      ------     ------
Income from investment operations
Net investment income (loss) ......................    (0.05)    (0.10)      (0.11)      (0.08)       (0.06)      (0.03)     (0.02)
Net realized and unrealized gains
        (losses) on investments ...................     2.81      5.73        2.39       (0.13)        0.98        2.60      (0.38)
                                                      ------    ------      ------      ------       ------      ------     ------
Total from investment operations ..................     2.76      5.63        2.28       (0.21)        0.92        2.57      (0.40)
                                                      ------    ------      ------      ------       ------      ------     ------

Less distributions
Dividends from net investment income ..............     0.00      0.00        0.00        0.00         0.00        0.00       0.00
Distribution from realized gains
        from security transactions ................     0.00     (2.59)      (0.23)      (0.41)       (1.15)      (1.80)     (0.21)
Return of capital distribution ....................     0.00      0.00        0.00        0.00         0.00        0.00       0.00
                                                      ------    ------      ------      ------       ------      ------     ------
Total distributions ...............................     0.00     (2.59)      (0.23)      (0.41)       (1.15)      (1.80)     (0.21)
                                                      ------    ------      ------      ------       ------      ------     ------

Net asset value, end of period ....................   $15.19    $12.43      $ 9.39      $ 7.34       $ 7.96      $ 8.19     $ 7.42
                                                      ======    ======      ======      ======       ======      ======     ======

Total return** ....................................    22.20%    62.88%      31.40%      (2.37%)      11.45%      36.50%     (4.86%)

Ratios/supplemental data
Net assets, end of period (in 000's) ..............   26,925    22,118      18,319      15,577       15,939      14,383     11,080
Ratio of expenses to average net assets ...........     1.49%^    1.92%       1.89%       1.82%        1.84%       2.02%      2.12%
Ratio of expenses to average net assets,
        net of reimbursement ......................     1.49%^    1.80%*      1.89%*      1.82%        1.82%       1.90%      1.96%
Ratio of net investment income (loss) to
        average net assets                             (0.71%)^  (1.23%)     (1.33%)     (0.96%)      (0.70%)     (0.50%)    (0.47%)
Ratio of net investment income (loss)
        to average net assets, net of reimbursement    (0.71%)^  (1.11%)*    (1.33%)*    (0.96%)      (0.68%)     (0.38%)    (0.31%)
Portfolio turnover rate ...........................    58.11%   104.18%     165.84%     121.12%      142.11%     143.27%     89.01%




                                                        1993     1992        1991

Net asset value, beginning of period ..............   $ 7.60    $ 7.27      $ 5.54
                                                      ------    ------      ------

Income from investment operations
Net investment income (loss) ......................    (0.02)     0.01        0.03
Net realized and unrealized gains
        (losses) on investments ...................     1.00      0.54        2.95
                                                      ------    ------      ------
Total from investment operations ..................     0.98      0.55        2.98
                                                      ------    ------      ------

Less distributions
Dividends from net investment income ..............     0.00     (0.01)      (0.03)
Distribution from realized gains
        from security transactions ................    (0.55)    (0.21)      (1.21)
Return of capital distribution ....................     0.00     (0.01)      (0.01)
Total distributions ...............................    (0.55)    (0.22)      (1.25)
                                                      ------    ------      ------

Net asset value, end of period ....................   $ 8.03    $ 7.60      $ 7.27
                                                      ======    ======      ======

Total return** ....................................    13.17%     7.61%      54.36%

Ratios/supplemental data
Net assets, end of period (in 000's) ..............   11,561    11,202      11,032
Ratio of expenses to average net assets ...........     2.04%     2.15%       2.10%
Ratio of expenses to average net assets,
        net of reimbursement ......................     1.96%     1.97%       1.98%
Ratio of net investment income (loss) to
        average net assets                             (0.31%)   (0.08%)      0.30%
Ratio of net investment income (loss)
        to average net assets, net of reimbursement    (0.23%)    0.09%       0.43%
Portfolio turnover rate ...........................   107.22%   112.47%     159.52%


 ^ Annualized.
 * These ratios would have been .09% lower with the reimbursement of 1998 expenses included therein.
** These returns do not include the effect of the Fund's sales charge.


                       See notes to financial statements.

Dear Shareholders,
We are pleased to report a total return of 22.2% for the first six months of 2000. Your fund continues to be ranked among the best performing mutual funds by numerous services. This was achieved during a period of poor performance by most indexes. Our diversification and high degree of selectivity are important elements that contribute to the superior returns you enjoy.

And all I ask is a Tall Ship and a star to steer her by...
               -John Masefield, Sea Fever, 1902

While watching the majestic Tall Ships Parade, we marveled at the serenity with which these noble vessels made their way into New York Harbor. These ships, that had braved ocean storms, often with inexperienced cadet crews, now awaited the direction of a breeze to send them on their grand tour of the harbor in view of the eager throngs of observers who had gathered along the waterfront. Likewise, the market, having weathered the ocean storms at the hands of the modern day Aeolus, Fed Chairman Greenspan, now awaits a fresh breeze to return to its base course of steady gains. We believe that the bulk of the Federal Reserve's work of pre-emptive tightening is behind us. The withdrawal of 1999's excess liquidity, of which we have written previously, is complete, and monetary growth is resuming its stable upward trend. We believe that the visibility of strong earnings growth being reported as we write this letter, coupled with a greater acceptance of the completeness and the efficacy of the Fed's actions, will provide the breeze that should propel the market towards steady, albeit modest gains for the balance of the year.

Summary statistics for the quarter just ended reveal only part of the storm damage of late. The DJIA declined 4.3% and the S&P 500 lost 2.9% in the three months ended in June. The Russell 2000 index of smaller company stocks slipped 3.8%, while the NASDAQ composite lost a staggering 13.3%, led by concerns over the Microsoft court rulings. Other than the NASDAQ, these statistics do not reveal the intermediate corrections of over 10% experienced by all of the major indices during the period. Fifty-seven percent of NYSE issues are down more than 20% from their highs as of the end of June; seventy-six percent of NASDAQ issues are likewise off more than 20% from 52-week highs. The overall first half performance for the major indices is the worst since 1994, with the DJIA down 9.1%, the NASDAQ giving up 2.5% and the S&P 500 off 1.0%. The Lehman Bond Index showed promise during the period, advancing 1.7% in the quarter and 3.2% year-to- date. A further bright note was the year-to-date performance of the Russell 2000, up 2.5%, indicative of a nascent broadening trend in the market.

The "Perfect Storm" of the first half has had some salutary effects on the overall market. Speculative excesses, previously evidenced by a frothy new-issue market, heavily margined day-trading and leveraged hedge-fund activities, and the unquestioned viability granted to many of the "dot-coms", have all been challenged, curtailed or severely reduced. We are in a more sober, nervous and conservative environment now. Breadth has improved, as evidenced by the cumulative advance/decline ratio, as well as the observation that 44% of the S&P 500 constituents outpaced the average in the six month period, up from only 31% in 1999. Valuation on all but a handful of bellwether stocks has moderated significantly. All of this bodes well for the eventual resumption of a sustained advance.

The political-economic situation is most intriguing. Our contacts at the OMB assure us that there is no budget surplus; creative accounting using the Social Security current account balance does make for a more palatable story. The Treasury is retiring long term debt, but in reality is using short term paper to fund these purchases. Small wonder that the yield curve remains both inverted and distorted. We think that given the current and anticipated extent of economic activity and inflation, the general level of interest rates is some measure too high. The cumulative impact of higher gasoline prices, higher short term rates and Federal Reserve commentary will continue to have a dampening effect on near term economic vigor. Imagine the average consumer who is paying more to his bank on his adjustable rate mortgage and to Exxon/Mobil to keep his SUV topped off, and one can readily forecast a slowdown in retail sales, travel and other consumer-led economic data series. An election year generally means little in the way of dramatic moves by the Federal Reserve as voting day approaches. Take this with little in the way of dramatic moves by either of the two major party candidates, and one can posit a very quiet summer and fall as a likely scenario.

To return to our opening stanza for a moment, the star that guides the market, in our opinion, continues to be earnings growth. The successful search for predictable, visible, sustainable earnings growth, we believe, is the key to investment success. This effort, while obvious, is fraught with dangerous


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shoals. While last year, according to DLJ, NASDAQ companies without profits led the way, returning an average 115%, versus 50% for profit driven concerns. This year, realistic business models rule, and profitable entities are up an average of 10%, while loss-ridden companies are down an average of 11%. Past performance is truly no guarantee of future success. Many old-line NYSE names such as Procter and Gamble, AT&T and Gillette have failed to keep sufficient headway to maintain steerage.

Our daily search for new ideas brings us back constantly to the fundamental success of the United States economy, our ability to generate profitable ventures based on applied intellectual capital. It is for this reason that our portfolios have such high concentrations in such areas as technology and biotechnology. While we have said this before, we believe that the ability to identify unassailable earnings growth and unassailable value in our investment opportunities will be the greatest challenge and the greatest contribution we make to the management of our clients' irreplaceable assets. The star we steer by will lead us to new and exciting technologies, to varying places on the capitalization spectrum, and even to revisit old ports-of-call that have successfully adapted to the new environment of fast paced, e-lectronically delivered change. We wish you an enjoyable summer, and invite you to call on us at anytime to further discuss our investment outlook.

                                             Sincerely,

                                            /s/ ROBERT P. MORSE
                                            -------------------
                                            Robert P. Morse
                                            President







--------------------------------------------------------------------------------


PRINCIPAL INVESTMENT CHANGES
For the six months ended June 30, 2000

NEW POSITIONS
Ariba, Inc., DSP Group, Inc., Fuji Photo Film ADR, Hitachi Ltd. ADR, Orix Corporation ADR, Juniper Networks, Inc., Mapinfo Corp., Matsushita Electric Industrial Co. Ltd. ADR, Marchfirst, Inc., RSA Security, Inc., Raytheon Company Class B, Sycamore Networks, Inc., SDL, Inc., Summit Bancorp, Telaxis Communications Corp., V-ONE Corporation, VeriSign, Inc.

ELIMINATIONS
Adobe Systems, Inc., AFLAC, Inc., Answerthink Consulting Group, Anadarko Petroleum Corp., At Home Corp. Series A, American Express Co., Boeing Co., Biogen, Inc., Blyth Industries, Sierracities.com, Inc., Cendant Corp., Claimsnet.com, Inc., Compaq Computer Corp., Gilead Sciences, Inc., Gap, Inc., Healtheon/Webmd Corp., Inamed Corp., ISIS Pharmaceuticals, Liposome Company, Inc., Leap Wireless, Inc., Lynx Therapeutics, Inc., Microsoft, Inc., Network Solutions, Inc. Open Text Corp., Parametric Technologies, Peoplesoft, Inc., Qualcomm, Inc., Renaissance Worldwide, Inc., Sap Ag-Sponsored ADR, Sterling Commerce, Synopsys, Inc., Security First Technologies Corp., Spyglass, Inc., USWeb Corp., Wal-Mart Stores, Inc.



                                                                          Page 7

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DIRECTORS
Clifton H.W. Maloney
Edward J. McCann
Robert P. Morse, Chairman
Sharon A. Queeney
Harlan K. Ullman


OFFICERS
Robert P. Morse, President
Laurence R. Golding, Vice President
Michael R. Linburn, Vice President
Jian H. Wang, Vice President
Michael Miola, Secretary, Treasurer


INVESTMENT ADVISER
WALL STREET MANAGEMENT CORPORATION
230 Park Avenue
New York, New York 10169


CUSTODIAN
THE BANK OF NEW YORK
90 Washington Street, 11th Floor
New York, New York 10286


TRANSFER AGENT AMERICAN DATA SERVICES
150 Motor Parkway
Hauppauge, New York 11788


INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
1177 Avenue of Americas
New York, New York 10036





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